Initial Public Offering - Additional Information (Details) - BURTECH ACQUISITION CORP [Member]	Dec. 15, 2021 $ / shares shares
Initial Public Offering
Initial Public Offering [LineItems]
Number of units sold | shares	28,750,000
Price per share | $ / shares	$ 10
Exercise price of warrants | $ / shares	$ 11.5
Over-allotment option
Initial Public Offering [LineItems]
Number of units sold | shares	3,750,000